Offsets	Nov. 14, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-268302
Initial Filing Date	Nov. 10, 2022
Fee Offset Claimed	$ 3,625.58
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 32,900,000
Explanation for Claimed Amount	Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. Pursuant to Rule 457(p), the unused filing fee of $3,625 out of $5,510 in connection with the Prior Registration Statement is being applied to offset the registration fee due in connection with this Registration Statement.
Termination / Withdrawal Statement	On November 10, 2022, the Registrant filed a registration statement on Form F-3 (File No. 333-268302) (the “Prior Registration Statement”), with a proposed maximum aggregate offering price of $50,000,000. In connection with the Prior Registration Statement, the Registrant paid an aggregate filing fee of $5,510. $17,100,000 of securities were sold under the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. Pursuant to Rule 457(p), the unused filing fee of $3,625 out of $5,510 in connection with the Prior Registration Statement is being applied to offset the registration fee due in connection with this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	RenovoRx, Inc.
Form or Filing Type	S-3
File Number	333-268302
Filing Date	Nov. 10, 2022
Fee Paid with Fee Offset Source	$ 3,625